Subsequent Events (Detail Textuals) - Subsequent Event [Member] $ / shares in Units, $ in Millions	3 Months Ended
Mar. 23, 2026 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of shares repurchased | shares	1,738,216
Average price | $ / shares	$ 33.91
Aggregate cost of shares repurchased | $	$ 59.0